LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Defined contribution plan amount		₪ 24	₪ 25	₪ 23
Expected contribution to defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan amount	₪ 7